(2_FIDELITY_LOGOS)FIDELITY

MUNICIPAL INCOME
FUND
(FORMERLY FIDELITY HIGH YIELD TAX-FREE PORTFOLIO)
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     38   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    42   Notes to the financial statements.

REPORT OF INDEPENDENT    46   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            47


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996              PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

Municipal Income                             6.39%    40.20%   101.56%

Lehman Brothers Municipal Bond Index         5.88%    45.79%   112.12%

General Municipal Debt Funds Average         4.91%    42.68%   101.10%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of 228 mutual municipal bond funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996        PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Municipal Income                       6.39%    6.99%    7.26%

Lehman Brothers Municipal Bond Index   5.88%    7.83%    7.81%

General Municipal Debt Funds Average   4.91%    7.36%    7.22%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 091244 S00000000000001
             Municipal Income            LB Municipal Bond
             00037                       LB015
  1986/11/30      10000.00                    10000.00
  1986/12/31       9997.56                     9972.40
  1987/01/31      10244.76                    10272.67
  1987/02/28      10364.95                    10323.21
  1987/03/31      10286.17                    10213.78
  1987/04/30       9592.05                     9701.26
  1987/05/31       9521.49                     9653.14
  1987/06/30       9682.40                     9936.55
  1987/07/31       9805.83                    10037.91
  1987/08/31       9851.54                    10060.49
  1987/09/30       9388.92                     9689.56
  1987/10/31       9357.48                     9723.86
  1987/11/30       9555.08                     9977.75
  1987/12/31       9713.98                    10122.53
  1988/01/31      10052.04                    10483.10
  1988/02/29      10178.39                    10593.90
  1988/03/31       9935.93                    10471.01
  1988/04/30      10008.66                    10550.59
  1988/05/31      10081.23                    10520.10
  1988/06/30      10201.85                    10674.01
  1988/07/31      10307.50                    10743.60
  1988/08/31      10355.03                    10753.06
  1988/09/30      10582.85                    10947.69
  1988/10/31      10786.23                    11140.37
  1988/11/30      10695.21                    11038.32
  1988/12/31      10901.33                    11151.24
  1989/01/31      11055.12                    11381.85
  1989/02/28      10988.24                    11251.99
  1989/03/31      11010.89                    11225.09
  1989/04/30      11366.18                    11491.58
  1989/05/31      11606.62                    11730.26
  1989/06/30      11719.40                    11889.55
  1989/07/31      11804.81                    12051.37
  1989/08/31      11752.44                    11933.39
  1989/09/30      11702.28                    11897.83
  1989/10/31      11824.82                    12043.34
  1989/11/30      12043.21                    12254.10
  1989/12/31      12143.34                    12354.33
  1990/01/31      12015.39                    12295.90
  1990/02/28      12172.71                    12405.33
  1990/03/31      12186.48                    12409.05
  1990/04/30      11967.27                    12319.21
  1990/05/31      12297.47                    12588.14
  1990/06/30      12428.80                    12698.79
  1990/07/31      12621.21                    12885.46
  1990/08/31      12489.92                    12698.36
  1990/09/30      12584.15                    12705.60
  1990/10/31      12751.41                    12936.08
  1990/11/30      13115.95                    13196.23
  1990/12/31      13172.38                    13253.63
  1991/01/31      13343.94                    13431.49
  1991/02/28      13427.46                    13548.35
  1991/03/31      13470.67                    13553.23
  1991/04/30      13654.96                    13733.48
  1991/05/31      13775.23                    13855.57
  1991/06/30      13775.96                    13841.86
  1991/07/31      13976.09                    14010.45
  1991/08/31      14099.55                    14194.97
  1991/09/30      14212.24                    14379.79
  1991/10/31      14345.87                    14509.21
  1991/11/30      14377.18                    14549.69
  1991/12/31      14512.88                    14861.92
  1992/01/31      14661.86                    14895.81
  1992/02/29      14691.86                    14900.57
  1992/03/31      14706.26                    14906.09
  1992/04/30      14846.88                    15038.75
  1992/05/31      14989.37                    15215.76
  1992/06/30      15197.22                    15471.08
  1992/07/31      15587.11                    15934.90
  1992/08/31      15379.65                    15779.54
  1992/09/30      15420.94                    15882.73
  1992/10/31      15164.18                    15726.61
  1992/11/30      15557.70                    16008.27
  1992/12/31      15726.17                    16171.71
  1993/01/31      15946.26                    16359.79
  1993/02/28      16533.12                    16951.53
  1993/03/31      16413.34                    16772.35
  1993/04/30      16569.47                    16941.58
  1993/05/31      16665.64                    17036.79
  1993/06/30      16910.88                    17321.14
  1993/07/31      16916.76                    17343.83
  1993/08/31      17284.35                    17704.93
  1993/09/30      17534.32                    17906.58
  1993/10/31      17552.79                    17941.14
  1993/11/30      17411.49                    17783.08
  1993/12/31      17787.92                    18158.48
  1994/01/31      17983.55                    18365.85
  1994/02/28      17525.44                    17890.18
  1994/03/31      16714.56                    17161.69
  1994/04/30      16801.40                    17307.22
  1994/05/31      16906.11                    17457.27
  1994/06/30      16810.43                    17350.61
  1994/07/31      17127.68                    17668.65
  1994/08/31      17189.89                    17729.78
  1994/09/30      16934.52                    17469.51
  1994/10/31      16580.79                    17159.25
  1994/11/30      16063.48                    16849.01
  1994/12/31      16462.85                    17219.86
  1995/01/31      17024.06                    17712.00
  1995/02/28      17516.74                    18227.07
  1995/03/31      17562.64                    18436.49
  1995/04/30      17571.42                    18458.25
  1995/05/31      18119.47                    19047.25
  1995/06/30      17840.61                    18881.54
  1995/07/31      17969.75                    19060.54
  1995/08/31      18189.80                    19302.23
  1995/09/30      18330.14                    19424.41
  1995/10/31      18593.74                    19706.84
  1995/11/30      18946.11                    20033.78
  1995/12/31      19126.38                    20226.30
  1996/01/31      19284.77                    20379.01
  1996/02/29      19204.77                    20241.45
  1996/03/31      18958.77                    19982.77
  1996/04/30      18881.61                    19926.21
  1996/05/31      18886.61                    19918.24
  1996/06/30      19110.02                    20135.15
  1996/07/31      19289.93                    20318.38
  1996/08/31      19294.84                    20313.51
  1996/09/30      19521.22                    20597.90
  1996/10/31      19751.32                    20830.86
  1996/11/29      20156.35                    21212.06
IMATRL PRASUN   SHR__CHT 19961130 19961209 091247 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income Fund on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $20,156 - a 101.56% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,212 - a 112.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                             1996     1995     1994      1993     1992

Dividend return               5.30%   6.54%    7.54%     6.33%    6.70%

Capital appreciation return   1.09%   11.41%   -15.28%    5.59%   1.51%

Total return                  6.39%   17.95%   -7.74%    11.92%   8.21%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.08(cents)   31.31(cents)   62.32(cents)

Annualized dividend rate                 5.02%         5.15%          5.13%

30-day annualized yield                  4.76%         -              -

30-day annualized tax-equivalent yield   7.44%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.31 over the past month, $12.12 over the past six months and $12.16 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year that
ended November 30, 1996. For the
past 12 months, the Lehman
Brothers Municipal Bond Index - a
broad measure of the municipal
bond market - had a total return of
5.88%. In comparison, the Lehman
Brothers Aggregate Bond Index -
a proxy for investment-grade taxable
bonds - had a total return of 6.07%.
Munis outperformed their
counterparts in the taxable bond
market for the first nine months of
the period. Factors that helped
munis included a lack of supply of
new issues, strong demand for
municipal bonds from both
insurance companies and individual
investors, and the diminishing
likelihood of significant tax reform in
the near future. Like most domestic
bonds, munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the muni
market prevailed to the point that
munis entered the last two months of
the period trading at expensive levels
relative to their taxable counterparts.
At that point and through October,
the performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off some
of their municipal bond holdings to
take profits. That sell-off subsided
somewhat in November, when
munis outperformed comparable
Treasury securities.
An interview with David Murphy, Portfolio Manager of Fidelity Municipal Income Fund
Q. TELL US ABOUT THE FUND'S PERFORMANCE, DAVE.
A. The fund performed reasonably well. For the one-year period that ended November 30, 1996, the fund had a total return of 6.39%. For the same period, the Lehman Brothers Municipal Bond Index returned 5.88%. Additionally, the general municipal debt funds average, according to Lipper Analytical Services, was 4.91%.
Q. WHY DO YOU THINK IT DID BETTER THAN ITS BENCHMARK INDEX AND ITS PEERS? WAS THERE A PARTICULAR AREA OF THE MARKET YOU TARGETED?
A. Since the fund became a predominantly investment-grade fund over the past year, it avoided some disappointing areas of the non-investment-grade sector. Also, during the period, I emphasized industrial development bonds
- that is, bonds from corporate entities such as airlines or utilities that are issued through municipal authorities. In many cases, the businesses that back these bonds saw rising profitability and a reduction of outstanding debt.
Q. DID YOU FOCUS ON A PARTICULAR STATE?
A. I overweighted bonds from California, which generally performed well during the period. While the rest of the country has enjoyed an economic expansion for the past six years, this state just emerged from a prolonged economic downturn two years ago. Since then, even the hardest hit areas - Southern California, for instance - have shown employment growth, and the state's unemployment is at a six-year low. Additionally, in the first four months of the current fiscal year, the Golden State's tax revenues are $600 million ahead of budget.
Q. IN YOUR LAST REPORT, YOU DISCUSSED A FUNDAMENTAL STRATEGY OF YOURS. COULD YOU REITERATE THIS STRATEGY AND WHAT IT MEANS FOR THE FUND?
A. Sure. One of the ways I manage the fund is to use a barbelled coupon structure - that is, owning premium-coupon bonds as well as discount-coupon bonds. Historically, premium-coupon bonds - which pay higher annual income than newly issued bonds - offer downside protection should the market fall. Discount-coupon bonds - with annual income below newly issued bonds - offer price appreciation potential should the market rally. During the period, as either of these types of bonds moved closer to par (face value), I attempted to sell them and replace them with premium or discount bonds.
Q. WHAT MATURITY RANGE DID YOU EMPHASIZE AND WHY?
A. I targeted the 10-year to 15-year range because this area offered an attractive risk/reward scenario. One tool bond managers use in making investment decisions is the yield curve - or the graphical representation of the yields of bonds by ascending maturity dates. An analysis of the municipal yield curve during the period showed that up to about a 20 year maturity, an investor would be paid an appropriate amount of additional income for each additional year to maturity. It is this additional income that compensates the investor for the additional risk taken on by investing in longer maturity bonds. After 20 years, however, the extra income for each successive year to maturity was not, in my opinion, attractive enough for the level of risk inherent in these bonds. As a manager, it's my job to evaluate many different scenarios in order to come up with the best risk/reward strategy.
Q. WERE THERE BONDS FROM A PARTICULAR ISSUER THAT HURT THE FUND?
A. Yes. Bond issuer Michigan Health Care Corporation has been mired in bankruptcy proceedings since April 1995. Fidelity continues to monitor the situation and is still awaiting a resolution of pending litigation.
Q. WHAT DO YOU SEE GOING FORWARD?
A. I think there's a good case to be made for bonds and for municipal bonds in particular. We're in the midst of a long-term downtrend in inflation, and municipal finances are in the best shape we've seen in years. Additionally, the Boskin Commission, a panel of eminent economists assigned to study the accuracy of the consumer price index (CPI) as a gauge of inflation, found that the CPI overstates the cost of living by more than 1%. So, even though there could be volatility in the short term, I believe the economic fundamentals still argue for lower interest rates to emerge. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of income
free from federal income tax
FUND NUMBER: 037
TRADING SYMBOL: FHIGX
START DATE: December 1,
1977
SIZE: as of November 30,
1996, more than $1.8 billion
MANAGER: David Murphy,
since 1995; manager,
Fidelity Limited Term
Municipal Income Fund,
since 1989; Fidelity Advisor
Intermediate Municipal
Income Fund, since 1995,
Spartan Municipal Income,
since 1995; Fidelity Michigan
Municipal Income Fund,
since May 1996; joined
Fidelity in 1989
(checkmark)
DAVE MURPHY ON THE STATE OF
MUNICIPAL FINANCES:
"For some time now, we've
seen steady increases in the
tax receipts of municipalities.
The reason is the six-year
economic expansion this
country has enjoyed. When the
economy expands, you see
rising personal income, more
spending and, thus, more sales
tax revenue. You also see a
rise in property values, which
brings in more property taxes.
Unfortunately, economic
expansions don't last
indefinitely. Eventually,
inflationary pressures emerge
causing a rise in interest rates
and, inevitably, an economic
slowdown.
"Going forward, municipal
bond investors will be watching
the effects on states and
municipalities of welfare
reform and other government
proposals that would shift
more responsibility to the
local level. The block grants
from the federal government
for these programs would
increase money for the states,
but it would also increase the
pressure to run these
programs more efficiently. So
it will be interesting to see
how states will deal with this
situation in the future."
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1996
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE STATES
                              6 MONTHS AGO

New York        15.0          12.1

California      14.9          15.4

Texas           9.7           9.2

Massachusetts   8.5           7.7

Illinois        7.6           6.2

TOP FIVE SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   25.8          25.8

Electric Revenue     13.8          12.6

Special Tax          9.9           10.3

Health Care          9.8           10.6

Transportation       8.5           8.3

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years   14.4   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years    7.3    7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996
Row: 1, Col: 1, Value: 3.4
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 1.7
Row: 1, Col: 4, Value: 1.1
Row: 1, Col: 5, Value: 19.4
Row: 1, Col: 6, Value: 34.7
Row: 1, Col: 7, Value: 37.7
Row: 1, Col: 1, Value: 4.9
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 1.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 17.2
Row: 1, Col: 6, Value: 37.0
Row: 1, Col: 7, Value: 37.9
Aaa 37.9%
Aa, A 37.2%
Baa 17.8%
Ba, B 0.0%
Caa 0.4%
Non-rated 1.8%
Short-term investments 4.9%
Aaa 38.7%
Aa, A 34.7%
Baa 19.4%%
Ba, B 0.1%%
Caa 0.7%
Non-rated 3.0%
Short-term investments 3.4%
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 11.6
Row: 1, Col: 3, Value: 8.9
Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 33.3
Row: 1, Col: 6, Value: 22.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. THE AMOUNTS SHOWN ARE A PERCENTAGE
OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 95.1%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
ALABAMA - 1.3%
Alabama Bldg. Renovation Fin. Auth. Rev.
7.45% 9/1/11  A $ 3,000 $ 3,341
Alabama Mental Health Fin. Auth. Spl. Tax
7.375% 5/1/09 (Pre-Refunded to
5/1/99 @102) (h)  A  3,000  3,270
Birmingham Jefferson Civic Ctr. Auth. Spl. Tax
(Cap. Outlay) 7.25% 1/1/12  A  5,875  6,147
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr.) Series A, 6.50%
2/15/13  Baa  6,500  6,557
McIntosh Ind. Dev. Board Poll. Cont. Rev.
(Ciba-Geigy Corp.) 6% 8/1/07  -  480  480
Mobile Wtr. & Swr. Commissioners Wtr. & Swr.
Rfdg. 6.50% 1/1/09  A  4,600  4,979
  24,774
ALASKA - 1.2%
Alaska Student Loan Corp. Student Loan Rev.
Series A (g):
 7.20% 7/1/99 (AMBAC Insured)   Aaa  1,000  1,059
  7.30% 7/1/00 (AMBAC Insured)  Aaa  3,100  3,332
  5.55% 7/1/03 (AMBAC Insured)   Aaa  1,300  1,328
  5.65% 7/1/04 (AMBAC Insured)   Aaa  1,300  1,331
  6% 7/1/04 (AMBAC Insured)   Aaa  2,000  2,087
North Slope Borough (Cap. Appreciation):
Series A:
 0% 6/30/99 (MBIA Insured)  Aaa  3,500  3,124
  0% 6/30/01 (MBIA Insured)  Aaa  5,000  4,050
 Series B, 0% 1/1/03 (MBIA Insured)  Aaa  9,000  6,705
  23,016
ARIZONA - 1.3%
Chandler Gen. Oblig. Rfdg. (Cap. Appreciation):
0% 7/1/05 (FGIC Insured)  Aaa  5,700  3,755
 0% 7/1/06 (FGIC Insured)  Aaa  5,700  3,548
 0% 7/1/07 (FGIC Insured)  Aaa  5,700  3,342
 0% 7/1/08 (FGIC Insured)  Aaa  1,700  937
Maricopa County Ind. Dev. Auth. Hosp. Facs. Rev.
Rfdg. (Samaritan Health Svcs.) Series A, 7%
12/1/16 (MBIA Insured)  Aaa  2,000  2,408
Phoenix Gen. Oblig. Rfdg.:
Series A, 7.50% 7/1/08  Aa1  4,900  6,045
 6% 7/1/02  Aa1  1,840  1,985
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
ARIZONA - CONTINUED
Salt River Proj. Agric. & Pwr. Agric. Impt. & Pwr.
Dist. Elec. Sys. Rev. 5.05% 1/1/11   Aa $ 2,400 $ 2,319
  24,339
ARKANSAS - 0.7%
Arkansas Dev. Fin. Auth. Rev. (Cap. Asset)
Series B, 7.10% 3/1/08  A  4,500  4,910
North Little Rock Elec. Rev. Rfdg. Series A:
6.50% 7/1/10 (MBIA Insured)  Aaa  3,840  4,392
 6.50% 7/1/15 (MBIA Insured)  Aaa  1,000  1,145
Pulaski County Health Facs. Board Rev. Rfdg.
(Sisters Charity Nazareth Corp.) 6.05%
11/1/09 (MBIA Insured)  Aaa  1,750  1,886
  12,333
CALIFORNIA - 13.8%
California Gen. Oblig. Ltd. Tax:
6.50% 3/1/02 (AMBAC Insured)  Aaa  2,000  2,205
 6.80% 4/1/03  A1  2,500  2,819
 7% 8/1/04  A1  2,000  2,305
 7% 3/1/06  A1  1,365  1,592
 7% 10/1/06  A1  8,975  10,534
 6% 9/1/07  A1  2,000  2,207
 7% 8/1/09  A1  5,000  5,950
 7% 10/1/09  A1  1,000  1,192
 6.30% 9/1/10  A1  4,000  4,490
 5.25% 10/1/13  A1  2,000  1,977
 5.25% 10/1/16  A1  12,000  11,715
 6.25% 10/1/19  A1  12,800  14,224
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Series A, 5.70% 8/1/16 (MBIA Insured)  Aaa  2,925  2,921
 Series G (g):
 5.90% 2/1/09 (MBIA Insured)  Aaa  1,000  1,020
  5.90% 8/1/09 (MBIA Insured)  Aaa  2,000  2,040
 Series R, 6.15% 8/1/27 (MBIA Insured) (g)(i)  Aaa  3,000  3,041
California Pub. Works Board Lease Rev.:
Rfdg. (California Commty. Colleges) Series D,
 5.375% 3/1/11  A  3,000  2,992
 Rfdg. (California Univ. Proj.) Series A:
 5.50% 6/1/10  A1  18,250  18,706
  5% 6/1/23  A1  5,175  4,709
California Rural Home Mtg. Fin. Auth. Lease Rev.
Series A, 4.45% 8/1/01 (MBIA Insured)  Aaa  8,000  7,960
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Pub. Works Board Lease Rev.: - continued
 Rfdg. (Dept. Correction Del Norte C):
 4.75% 12/1/05  A $ 3,225 $ 3,193
  5.125% 12/1/08  A  2,500  2,487
 Rfdg. (State Archives Bldg. Complex) Series A,
 5.375% 12/1/10  A  5,000  5,006
 (Dept. Correction State Prison D-Susanville)
 5.375% 6/1/18  A  1,500  1,446
 (Various California State Univ. Proj.):
 Series A, 5.25% 12/1/13  A  3,750  3,647
  Series B, 6% 10/1/14  A  4,000  4,140
California Statewide Commtys. Dev. Corp. Ctfs. of
Prtn. (J. Paul Getty) 5% 10/1/23  Aaa  5,195  4,825
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A, 7.25% 8/1/09
(MBIA Insured)  Aaa  1,800  2,178
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6.20% 7/1/20  BBB-  13,925  14,273
Encintas Unified School Dist. (Cap. Appreciation):
0% 8/1/06 (MBIA Insured)  Aaa  1,000  615
 0% 8/1/07 (MBIA Insured)  Aaa  1,500  868
 0% 8/1/08 (MBIA Insured)  Aaa  1,250  680
Industry Urban Ind. Dev. Agcy. Rfdg. (Civic
Recreational Proj.#1) Series A,
7.375% 5/1/12  -  7,860  8,098
Long Beach Hbr. Rev. (g):
8.50% 5/15/03 (MBIA Insured)  Aaa  5,000  6,063
 8% 5/15/04 (MBIA Insured)  Aaa  6,305  7,582
 6% 5/15/06 (MBIA Insured)  Aaa  3,000  3,259
 5.125% 5/15/18  Aa  5,000  4,650
Los Angeles County Metropolitan Trans. Auth.
Rev. Rfdg. (Gen. Union Station) Series A,
5.20% 7/1/12 (FSA Insured)  Aaa  4,355  4,311
Los Angeles County Metropolitan Trans. Auth.
Sales Tax Rev. Rfdg. (Prop. A) 2nd Series,
5.625% 7/1/13 (MBIA Insured)  Aaa  3,380  3,460
Los Angeles County Pub. Works Fing. Auth.
Lease Rev. (Multiple Cap. Facs. Proj.) Series IV,
4.75% 12/1/10 (MBIA Insured)  Aaa  5,000  4,713
Los Angeles Wastewtr. Sys. Rev. Rfdg. Series A,
5% 2/1/11 (FGIC Insured)  Aaa  2,985  2,899
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev.:
 5.75% 7/1/21 (MBIA Insured)  Aaa $ 2,000 $ 2,048
  4.75% 7/1/21 (MBIA Insured)  Aaa  8,770  7,937
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj.) Series A, 5.80%
7/1/09 (AMBAC Insured)  Aaa  9,500  10,213
Orange County Dev. Agcy. (Tax Allocation)
(Santa Ana Heights Proj.) 6% 9/1/15  Baa  2,800  2,793
Riverside County Asset Leasing Corp. Leasehold
Rev. (Riverside County Hosp. Proj.) Series A,
6% 6/1/03  A  1,500  1,577
Sacramento City Fing. Auth. (Cap.Appreciation)
(Tax Allocation Comb. Proj.) Series B, 0%
11/1/06 (MBIA Insured)  Aaa  2,810  1,732
San Diego County Reg'l. Trans. Commission
Sales Tax Rev. Second Sr.-Series A:
 6.25% 4/1/02 (FGIC Insured)  Aaa  1,100  1,198
  6.25% 4/1/03 (FGIC Insured)  Aaa  5,000  5,488
San Diego Pub. Facs. Fing. Auth. Swr. Rev.
6% 5/15/06 (FGIC Insured)  Aaa  3,290  3,627
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen.
Svcs. Lease) Series A, 5% 10/1/13  A  5,500  5,191
San Francisco City & County Swr. Rev. Rfdg.
5.90% 10/1/08 (AMBAC Insured)  Aaa  5,000  5,287
San Mateo County Trans. Dist. Sales Tax Rev.
Crossover Rfdg. Series A, 5% 6/1/09
(MBIA Insured)  Aaa  2,635  2,625
Santa Margarita/Dana Point Auth. Rev. (Impt.
Dist. 3&3A, 4&4A) Series B, 7.25% 8/1/08
(MBIA Insured)  Aaa  1,770  2,137
South Orange County Pub. Fing. Auth. Spl.
Tax Rev.:
 (Foothill Area) Series C, 8% 8/15/08
  (FGIC Insured)  Aaa  2,500  3,184
  (Sr. Lien) Series A, 7% 9/1/11 (MBIA Insured)  Aaa  3,490  4,175
Univ. of California Rev. (Multiple Purp. Projs.)
Series D, 6.10% 9/1/10 (MBIA Insured)  Aaa  2,000  2,120
Upland Ctfs. of Prtn. (San Antonio Commty.
Hosp.) 5% 1/1/18  A  3,000  2,648
  256,972
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
COLORADO - 3.0%
Aurora Wtr. Rfdg. 4.75% 11/1/14  A1 $ 3,040 $ 2,763
Colorado Health Facs. Auth. Rev. (Rocky Mountain
Adventist):
 6.25% 2/1/04  Baa  2,500  2,606
  6.625% 2/1/22  Baa  4,700  4,806
Colorado Health Facs. Auth. Rev. (Hosp. Sys.-
Swedish Med. Ctr.) Series A, 7.25% 10/1/08
(Pre-Refunded to 10/1/00 @102) (h)  Aaa  1,000  1,121
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/02  BBB+  1,550  1,176
  0% 1/1/04  BBB+  1,530  1,027
  0% 1/1/09  BBB+  1,655  792
  0% 1/1/10  BBB+  1,500  671
Colorado Univ. Rev. (Biomedical Research Bldg.
Proj.) 7% 6/1/09  A  5,725  6,333
Denver City & County Arpt. Rev. (g):
 (Cap. Appreciation) Series D:
 0% 11/15/03 (MBIA Insured)   Aaa  5,000  3,550
  0% 11/15/04 (MBIA Insured)   Aaa  7,500  5,025
  0% 11/15/05 (MBIA Insured)  Aaa  3,000  1,894
 Ltd. Tax Series B, 7.50% 11/15/25   Baa  5,500  5,731Series A:
 6.60% 11/15/97   Baa  1,200  1,226
  6.90% 11/15/98   Baa  6,250  6,539
  7% 11/15/99  Baa  1,750  1,866
Highlands Ranch Metropolitan Dist. #2:
5.50% 6/15/00 (FSA Insured)  Aaa  1,725  1,792
 6% 6/15/03 (FSA Insured)  Aaa  2,050  2,217
Jefferson County Ctfs. of Prtn.:
Rfdg. 6.65% 12/1/08 (MBIA Insured) (f)  Aaa  3,000  3,278
 7.125% 12/1/10 (MBIA Insured)
 (Pre-Refunded to 11/1/01 @101) (h)  Aaa  250  283
Jefferson County Single Family Mtg. Rev.
Series 1991 A, 8.875% 10/1/13
(MBIA Insured)  Aaa  260  277
  54,973
CONNECTICUT - 0.5%
Connecticut Health & Edl. Facs. Auth. Rev. (New
Britain Mem. Hosp.) Series A, 7.50% 7/1/06  BBB-  4,685  5,036
Connecticut Spl. Tax Oblig. Rev. Rfdg. (Trans.
Infrastructure) Series A, 5.25% 9/1/07
(MBIA Insured)  Aaa  2,925  3,024
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
CONNECTICUT - CONTINUED
Norwalk Hsg. Auth. Mtg. Rev. (Monterey Village)
Series 1985-B, Section 8, 9% 11/1/99  BBB $ 1,790 $ 1,754
  9,814
DISTRICT OF COLUMBIA - 1.3%
District of Columbia Gen. Oblig.:
Rfdg. Series A, 5.875% 6/1/05
 (AMBAC Insured)  Aaa  2,635  2,803
 5.40% 6/1/06 (AMBAC Insured)  Aaa  3,350  3,451
 6% 6/1/11 (MBIA Insured)  Aaa  2,000  2,128
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  5,825  6,225
District of Columbia Redev. Land Agcy. Sports
Arena Spl. Tax Rev. 5.625% 11/1/10  Baa  4,900  4,863
District of Columbia Rev. (Carnegie Endow. for
Int'l. Peace) 5.75% 11/15/26  Aa  4,000  4,010
  23,480
FLORIDA - 3.1%
Broward County Resource Recovery Rev. (SES
Broward Co. LP South Proj.) 7.95% 12/1/08  A  4,000  4,420
Dade County Aviation Rev. (Miami Int'l. Arpt.)
Ltd. Tax Series B, 6% 10/1/24
(MBIA Insured)(g)  Aaa  3,750  3,858
Dade County Gen. Oblig. 5.125% 10/1/26
(MBIA Insured)  Aaa  5,300  5,035
Dade County Health Facs. Auth. Hosp. Rev.
(South Shore Hosp. & Med. Ctr.) Series A,
7.60% 8/1/24 (FHA Guaranteed)  A+  785  841
Florida Division Fin. Dept. Gen. Svcs. Rev. (Dept.
Natural Resources-Preservation 2000)
Series A, 6.25% 7/1/10 (MBIA Insured)  Aaa  4,750  5,101
Florida Muni. Pwr. Agcy. Rev. Rfdg.
(All Requirement Pwr. Supply) 6.25% 10/1/19
(AMBAC Insured) (Pre-Refunded to
10/1/01 @102) (h)  Aaa  2,000  2,200
Hillsborough County Util. Rev. Rfdg. (Cap.
Appreciation) Series A, 0% 8/1/98
(MBIA Insured)  Aaa  4,110  3,858
Jacksonville Elec. Auth. Rev (h).:
6% 7/1/01 (Escrowed to Maturity)  Aaa  4,280  4,408
 6.80% 7/1/12 (Escrowed to Maturity)  Aaa  3,000  3,319
Jacksonville Health Facs. Auth. Ind. Dev. Rev. Rfdg.
(Cypress Village Proj.) (Nat'l. Benevolent Assoc.)
7% 12/1/22  Baa1  2,000  2,110
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub-Lien)
6.50% 10/1/05 (FGIC Insured)  Aaa $ 5,000 $ 5,656
Orange County Tourist Dev. Tax Rev. Rfdg.
Series A, 6.50% 10/1/10 (AMBAC Insured)  Aaa  5,000  5,481
Tampa Cap. Impt. Prog. Rev. Series A,
8.25% 10/1/18  Aa  10,000  10,600
  56,887
GEORGIA - 0.9%
Atlanta Downtown Dev. Auth. Rev. Rfdg.
(Underground Atlanta Proj.):
 6.25% 10/1/12  Aa  2,500  2,656
  6.25% 10/1/16  Aa  3,000  3,169
Cobb County School Dist. Unltd. Tax 5% 2/1/97  Aa1  2,700  2,707
Georgia Gen. Oblig.:
Impt. Series B, 7.20% 3/1/05  Aaa  3,000  3,551
 Series B:
 7.50% 4/1/97  Aaa  2,000  2,028
  6.10% 3/1/05  Aaa  2,000  2,218
  16,329
IDAHO - 0.4%
Boise Urban Renewal Parking Agcy. Rev. (Tax
Increment) Series A, B, C, 8.125% 9/1/15  A  2,600  2,752
Idaho Falls Rfdg. Elec.:
0% 4/1/06 (FGIC Insured)  Aaa  2,000  1,270
 0% 4/1/13 (FGIC Insured)  Aaa  2,000  838
Idaho Health Facs. Auth. Rev. Rfdg.
(Magic Valley Reg'l. Med. Ctr.) 5.50%
12/1/07 (AMBAC Insured)  Aaa  2,000  2,133
  6,993
ILLINOIS - 7.1%
Chicago Gen. Oblig. Rfdg. Series B, 5% 1/1/11
(AMBAC Insured)  Aaa  7,200  7,029
Chicago Midway Arpt. Rev. Series B (g):
6% 1/1/08 (MBIA Insured)   Aaa  2,170  2,297
 6% 1/1/10 (MBIA Insured)   Aaa  2,435  2,545
 6.125% 1/1/11 (MBIA Insured)   Aaa  2,580  2,712
 5.25% 1/1/14 (MBIA Insured)   Aaa  3,060  2,922
Chicago Motor Fuel Tax Rev. Rfdg. Series A,
5.375% 1/1/14 (AMBAC Insured)  Aaa  4,000  3,990
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.
(Int'l. Term.) Series A, 7.50% 1/1/17 (g)  A  4,500  4,826
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Chicago O'Hare Int'l. Arpt. Rev. Rfdg.:
(Gen. Arpt. Proj.) (2nd Lien) Series A,
 6.375% 1/1/15 (MBIA Insured)  Aaa $ 6,700 $ 7,203
 (Sr. Lien) Series A, 5% 1/1/12  A1  16,840  16,187
Chicago Park Dist. Rfdg. 6.25% 1/1/09
(FGIC Insured)  Aaa  2,250  2,472
Chicago School Board of Ed. (School Reform):
6.25% 12/1/09 (MBIA Insured)  Aaa  4,750  5,267
 6.25% 12/1/11 (MBIA Insured)  Aaa  1,000  1,104
Cook County Rfdg. (Cap. Impt.) Ltd. Tax
5.875% 11/15/22 (FGIC Insured)  Aaa  8,500  8,659
Deerfield Rev. (Jewish Federation Metropolitan)
5.375% 8/15/20 (AMBAC Insured)  Aaa  5,000  4,819
Illinois Edl. Facs. Auth. Rev. (Lewis Univ.)
6% 10/1/24  Baa  5,000  4,975
Illinois Health Facs. Auth. Rev.:
Rfdg. (Lutheran Gen. Health Sys.) Series C:
 7% 4/1/14  A  1,500  1,684
  6% 4/1/18  A  3,000  3,023
 Rfdg. (OSF Healthcare Sys.) 6% 11/15/13  A1  5,000  5,050
 (Memorial Hosp.):
 6.875% 5/1/00  BBB  1,200  1,239
  7.125% 5/1/10  BBB  4,000  4,170
Illinois Reg'l. Trans. Auth. Rfdg. 5.25% 6/1/10
(MBIA Insured)  Aaa  3,295  3,221
Lake County Forest Preserve Dist. Unltd. Tax
(Cap. Appreciation):
 0% 12/1/07  Aa  10,440  5,912
  0% 12/1/08  Aa  12,505  6,643
Metropolitan Pier & Exposition Auth. Dedicated
Tax Rev. (McCormick Place Expansion Proj.)
(Cap. Appreciation) Series A:
 0% 6/15/07 (FGIC Insured) (Pre-Refunded
  to 6/15/03 @102) (b)(h)  Aaa  4,705  5,087
  0% 6/15/07 (FGIC Insured) (b)  Aaa  95  101
  0% 6/15/09 (FGIC Insured)  Aaa  10,000  5,100
  0% 6/15/10 (FGIC Insured)  Aaa  7,250  3,453
  0% 6/15/12 (FGIC Insured) (Pre-Refunded
  to 6/15/03 @ 102) (b)(h)  Aaa  11,570  9,328
  0% 6/15/12 (FGIC Insured) (b)  Aaa  250  189
  131,207
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
INDIANA - 0.4%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1 $ 3,000 $ 3,176
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.) 6.75% 12/1/07
(AMBAC Insured)  Aaa  3,080  3,546
  6,722
KANSAS - 0.5%
Kansas City Util. Sys. Rev. (Cap. Appreciation):
0% 9/1/10 (AMBAC Insured)
 (Escrowed to Maturity) (h)  Aaa  3,825  1,846
 0% 9/1/10 (AMBAC Insured)  Aaa  2,865  1,375
Kansas Dept. Trans. Hwy. Rev. 7.25% 3/1/05  Aa  4,750  5,623
  8,844
KENTUCKY - 1.1%
Jefferson County Cap. Projs. Corp. Rev. (Muni.
Multiple Rfdg. Lease) Series A, 0% 8/15/11  A1  5,365  2,394
Kenton County Arpt. Board Arpt. Spl. Facs. Rev.
(Delta Airlines, Inc.) Series A,
7.125% 2/1/21 (g)  Baa3  10,675  11,355
Owensboro Elec. Lt. & Pwr. Rev. Series B,
0% 1/1/07 (AMBAC Insured)  Aaa  10,000  5,963
  19,712
LOUISIANA - 2.3%
Lake Charles Hbr. & Term. Dist. Port Facs. Rev.
Rfdg. (Trunkline LNG Co. Proj.) Series 1992,
7.75% 8/15/22  Baa2  21,000  23,966
Louisiana Gen. Oblig.:
Series A, 6.75% 5/15/03 (MBIA Insured)  Aaa  4,320  4,838
 6% 8/1/01 (FGIC Insured)  Aaa  3,000  3,199
Louisiana Offshore Term. Auth. Deepwtr. Port
Rev. Rfdg. (1st Stage) (Loop, Inc. Proj.)
Series E, 7.60% 9/1/10  Baa1  2,300  2,539
Monroe-West Monroe Pub. Trust Fing. Auth.
Mtg. Rev. Rfdg. (Cap. Appreciation)
Series C, 0% 8/20/14  AA-  9,000  3,150
St. James Parish Poll. Cont. Rev. (B.F. Goodrich
Proj.) 14.50% 12/1/11 (Pre-Refunded to
12/1/96 @103) (h)  Baa1  500  515
St. John Baptist Parish Sales Tax Dist. Rfdg.
Series 1989, 7.80% 12/1/14  Baa  2,700  2,977
St. Tammany Pub. Trust Fing. Auth. Rev. Rfdg.
(Cap. Appreciation) Series C, 0% 7/20/14  Aaa  4,650  1,645
  42,829
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
MAINE - 0.5%
State Street Hsg. Preservation Corp. Hsg. Rev.
(Multi-Family Proj.) Series A:
 7.20% 1/1/02  A $ 620 $ 645
  7.375% 1/1/12  A  3,505  3,676
  7.50% 1/1/19  A  4,700  4,935
  9,256
MARYLAND - 0.3%
Howard County Mtg. Rev. (Heartlands Elderly
Apts. Proj.) 8.875% 12/1/10 (MBIA Insured)
(FHA Guaranteed)  Aaa  250  264
Maryland Gen. Oblig. 1st Series A-M,
6.50% 7/1/00  Aaa  3,000  3,240
Prince George's County Solid Waste Mgmt. Sys.
5.25% 6/15/13 (FSA Insured)  Aaa  1,500  1,464
  4,968
MASSACHUSETTS - 8.5%
Boston Wtr. & Swr. Commission Rev. Gen.
Sr. Series, Series A, 5.40% 11/1/08  A  2,000  2,040
Massachusetts Ed. Loan Auth. Rev. Issue E
Series B (g):
 6.05% 7/1/08 (AMBAC Insured)  Aaa  4,115  4,321
  6.15% 7/1/10 (AMBAC Insured)  Aaa  1,650  1,720
  6.25% 7/1/11 (AMBAC Insured)  Aaa  1,000  1,042
  6.30% 7/1/12 (AMBAC Insured)  Aaa  1,000  1,039
Massachusetts Gen. Oblig.:
Consolidated Loan Series A, 5% 1/1/12  A1  4,000  3,840
 Consolidated Loan Ltd. Tax Series C,
 5.375% 9/1/14 (MBIA Insured)  Aaa  8,500  8,542
 Rfdg. Series A:
 6.25% 7/1/03  A1  8,200  9,010
  6.25% 7/1/04  A1  6,000  6,630
 Rfdg. Series B, 5.40% 11/1/07 (MBIA Insured)  Aaa  6,000  6,292
 Rfdg. Series C, 5% 8/1/06  A1  4,355  4,404
Massachusetts Health & Edl. Facs. Auth. Rev.:
(Baystate Medical Ctr.) Series D, 5% 7/1/12
 (FGIC Insured)  Aaa  5,820  5,602
 (Harvard Univ.):
 Series P, 6.50% 11/1/03  Aaa  1,100  1,236
  5.375% 11/1/32  Aaa  4,380  4,303
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.:
(Atlanticare Med. Ctr.) Series A,
 10.125% 11/1/14  - $ 6,800 $ 6,639
 (Cap. Appreciation) (Massachusetts Biomedical):
 Series A-1, 0% 8/1/03  A1  23,300  16,689
  Series A-2:
  0% 8/1/04  A1  5,000  3,381
   0% 8/1/06  A  26,800  16,080
   0% 8/1/09  A  15,800  7,801
   0% 8/1/10  A  11,000  5,060
Massachusetts Hsg. Fin. Agcy. Rev. Rfdg. (Rental)
Series A, 6.65% 7/1/19 (AMBAC Insured) (g)  Aaa  2,000  2,110
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev.:
 Rfdg. Series A, 5.10% 7/1/08
  (AMBAC Insured)  Aaa  3,575  3,575
  5% 7/1/10 (AMBAC Insured)  Aaa  3,680  3,528
  5.45% 7/1/18 (AMBAC Insured)   Aaa  12,500  12,109
New England Ed. Loan Marketing Corp.
Massachusetts Student Loan Rev. Rfdg.:
 Series A, 5.70% 7/1/05 (g)  A1  14,125  14,408
  Series B, 5.40% 6/1/00  A1  1,500  1,530
  Series G:
  5% 8/1/00  A1  2,500  2,519
   5.20% 8/1/02  A1  2,000  2,023
  157,473
MICHIGAN - 1.4%
Detroit Gen. Oblig. (Dist. State Aid)
5.625% 5/1/97 (Escrowed to Maturity) (h)  Baa  3,000  3,027
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.25% 9/30/12  A  3,000  2,868
Detroit Hosp. Fing. Auth. Facs. Rev.
(Michigan Health Care Corp. Proj.)
10% 12/1/20 (a)  Caa  36,735  7,163
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.
Series A:
 7.50% 6/1/15  AA+  470  490
  7.70% 12/1/16  AA+  1,475  1,540
Michigan Hosp. Fin. Auth. Rev. Rfdg. (Bay Med.
Ctr.) Series A, 8.25% 7/1/12  Baa1  1,000  1,086
Michigan South Central Pwr. Agcy. Pwr. Supply
Sys. Rev. Series 1991, 6.75% 11/1/10  Baa1  2,000  2,103
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
MICHIGAN - CONTINUED
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(William Beaumont Hosp.) 5.50% 1/1/14  Aa $ 3,695 $ 3,690
Western Townships Util. Auth. Swr. Disp. Sys.:
Crossover Rfdg. (Cap. Appreciation)
 0% 1/1/05 (FSA Insured)  Aaa  2,810  1,897
 Ltd. Tax 8.20% 1/1/18  BBB+  2,000  2,175
  26,039
MINNESOTA - 1.6%
Centennial Independent School Dist. #12 Rfdg.
Series B, 4.875% 2/1/12 (FGIC Insured)  Aaa  2,610  2,472
Maplewood Health Care Facs. Rev.
(Healtheast, Inc. Proj.) 5.80% 11/15/03  Baa2  1,000  1,008
Minneapolis Gen. Oblig. Sales Tax Rfdg.
6.25% 4/1/07  Aaa  1,500  1,622
Minnesota Hsg. Fin. Agcy. (Single Family Mtg.)
Series B, 5.80% 7/1/25 (g)  Aa  5,470  5,442
Minnesota Univ. Rfdg. 4.80% 8/15/03  Aa3  10,000  10,088
Rochester Health Care Facs. Rev. (Mayo
Foundation/Mayo Med. Ctr.):
 Series I:
  5.90% 11/15/09  AA+  2,000  2,148
   5.90% 11/15/10  AA+  2,250  2,413
  Series H, 6.026% 11/15/15   AA+  3,000  3,083
Western Muni. Pwr. Agcy. Pwr. Supply Rev. Rfdg.
Series A, 5.50% 1/1/11 (AMBAC Insured)  Aaa  2,500  2,534
  30,810
MISSISSIPPI - 0.3%
Hinds County Ctfs. of Prtn. (Welfare Dept. Proj.)
7.75% 3/1/09 (Pre-Refunded to 3/1/99
@102) (h)  A  1,095  1,199
Hinds County Mtg. Rev. Rfdg. (Methodist
Hosp. & Rehabilitation) 5.60% 5/1/12
(AMBAC Insured)  Aaa  4,000  4,100
Mississippi Home Corp. Single Family Sr. Rev.
Rfdg. Series 1990 A, 9.25% 3/1/12
(FGIC Insured)  Aaa  340  367
  5,666
MISSOURI - 0.2%
Kansas City School Dist. Bldg. Corp. Leasehold Rev.
(Cap. Impt. Proj.) 5% 2/1/14 (FGIC Insured)  Aaa  2,330  2,234
Missouri Reg'l. Convention & Sports Complex
Auth. 5.60% 8/15/17  A1  1,715  1,689
  3,923
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
MONTANA - 0.4%
Montana Board of Investment Payroll Tax
(Workers Compensation) Series 1991,
6.875% 6/1/11 (MBIA Insured)
(Escrowed to Maturity) (h)  Aaa $ 6,200 $ 6,929
NEBRASKA - 0.9%
Douglas County Hosp. Auth. #1 (Immanuel Med.
Ctr., Inc.) 6.90% 9/1/11 (AMBAC Insured)  Aaa  3,250  3,575
Nebraska Pub. Pwr. Dist. Rev. Rfdg.
(Pwr. Supply Sys.):
 Series B, 5.25% 1/1/13 (MBIA Insured)  Aaa  3,650  3,595
  Series C, 5% 1/1/10 (MBIA Insured)  Aaa  5,880  5,674
Scotts Bluff County Hosp. Auth. #1 Hosp. Rev.
Rfdg. (Reg'l. West Med. Ctr. Proj.)
6.45% 12/15/04  A  3,000  3,240
  16,084
NEVADA - 0.3%
Clark County Ind. Dev. Rev. (Southwest Gas Corp.)
Series A, 6.50% 12/1/33 (g)  Baa3  5,375  5,429
NEW HAMPSHIRE - 0.1%
New Hampshire Tpk. Sys. Rev. Rfdg. Series A,
7% 11/1/06 (FGIC Insured)  Aaa  2,500  2,906
NEW JERSEY - 0.7%
Camden County Muni. Util. Auth. Swr. Rev. Rfdg.
6% 7/15/06 (FGIC Insured)  Aaa  1,060  1,157
New Jersey Trans. Trust Fund Auth. (Trans. Sys.)
Series A, 6% 6/15/04 (AMBAC Insured)  Aaa  7,800  8,483
Passaic County Util. Auth. Solid Waste Disp.
Rev. (Cap Appreciation) 0% 3/1/01
(MBIA Insured)  Aaa  3,580  2,971
  12,611
NEW MEXICO - 1.3%
Albuquerque Arpt. Rev. Rfdg. (g)(i):
6.25% 7/1/03 (AMBAC Insured)   Aaa  1,100  1,172
 6.75% 7/1/10 (AMBAC Insured)   Aaa  1,700  1,855
 6.75% 7/1/12 (AMBAC Insured)   Aaa  1,935  2,136
Farmington Poll. Cont. Rev. Rfdg. (Pub. Svc. Co.
San Juan) Series C, 5.70% 12/1/16
(AMBAC Insured)  Aaa  7,000  7,061
New Mexico Edl. Assistance Foundation
Student Loan Rev. 5.25% 4/1/05
(AMBAC Insured) (g)  Aaa  4,455  4,477
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
NEW MEXICO - CONTINUED
New Mexico Univ. Rev. Rfdg. Series A:
6.25% 6/1/12  A1 $ 2,100 $ 2,297
 6% 6/1/21  A1  4,550  4,863
  23,861
NEW YORK - 14.9%
Metropolitan Trans. Auth. Commuter Facs. Rev.
Ltd. Tax Series A, 6% 7/1/21 (FGIC Insured)  Aaa  6,890  7,200
Metropolitan Trans. Auth. Svc. Contract
(Commuter Facs.) Series O:
 5.75% 7/1/08  Baa1  1,000  1,020
  5.75% 7/1/13  Baa1  7,650  7,754
Metropolitan Trans. Auth. Trans. Facs. Rev.:
Rfdg. Series K:
 6.30% 7/1/06 (MBIA Insured)  Aaa  3,500  3,920
  6.30% 7/1/07 (MBIA Insured)  Aaa  5,000  5,631
 Series A, 6.10% 7/1/21 (FSA Insured)  Aaa  5,000  5,269
New York City Gen. Oblig.:
Rfdg.:
 Series A, 6.375% 8/1/05  Baa1  5,000  5,263
  Series B, 7.50% 2/1/02  Baa1  2,000  2,218
 Series A, 7% 8/1/03  Baa1  2,000  2,193
 Series C, 6.40% 8/1/03  Baa1  4,120  4,383
 Series E, 5.40% 2/15/03  Baa1  13,000  13,098
 Series G, 5.60% 2/1/02  Baa1  10,720  10,961
 7.875% 8/1/00  Baa1  4,940  5,471
 5.50% 8/1/01  Baa1  5,000  5,138
 6.10% 2/15/02  Baa1  2,490  2,605
 6% 8/1/18 (FSA Insured)
 (Escrowed to Maturity) (h)  Aaa  4,900  4,936
New York City Muni. Assistance Corp. Series E,
6% 7/1/04  Aa  7,000  7,674
New York City Muni. Wtr. Fing. Auth. Wtr. & Swr.
Sys. Rev.:
 Series A, 5.50% 6/15/20  A  11,000  10,560
  6% 6/15/19 (FGIC Insured)  Aaa  2,300  2,337
New York State Ctfs. of Prtn. 4.90% 3/1/99  Baa1  2,965  2,987
New York State Dorm. Auth. Rev. Rfdg.
(State Univ. Edl. Facs.):
 Series A:
  6.50% 5/15/04  Baa1  3,000  3,255
   5.50% 5/15/08  Baa1  2,000  2,018
   5.50% 5/15/09  Baa1  4,000  3,995
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev. Rfdg. - continued
(State Univ. Edl. Facs.): - continued
 Series A: - continued
   5.875% 5/15/11  Baa1 $ 7,000 $ 7,201
   5.50% 5/15/13  Baa1  6,000  5,903
  Series B:
  5.25% 5/15/05  Baa1  1,000  1,001
   5.25% 5/15/10  Baa1  6,600  6,443
   5.25% 5/15/11  Baa1  5,000  4,850
   5% 5/15/18  Baa1  6,000  5,438
New York State Energy Research & Dev. Auth.
Gas Facs. Rev. (Brooklyn Union Gas Co. Proj.)
Series A, 5.50% 1/1/21 (MBIA Insured)  Aaa  1,900  1,893
New York State Envir. Facs. Corp. Poll. Cont. Rev.
Rfdg. (State Wtr. Revolving Fund) (New York
City Muni. Wtr.) 5.75% 6/15/12  Aa  2,000  2,110
New York State Local Gov't. Assistance Corp.:
Rfdg. Ltd. Tax Series A, 5.375% 4/1/16  A  11,000  10,821
 Rfdg. Series E:
 6% 4/1/14  A  8,335  9,075
  5.25% 4/1/16  A  11,500  11,313
 (Cap. Appreciation):
 Series A, 0% 4/1/08  A  2,000  1,110
  Series B, 0% 4/1/08  A  5,000  2,775
 Series B, 6% 4/1/18  A  16,640  17,056
 Series C:
 6.50% 4/1/15  A  4,600  4,870
  5.50% 4/1/17  A  26,600  26,999
 Series D, 7% 4/1/18 (Pre-Refunded to
 4/1/02 @ 102) (h)  Aaa  6,700  7,621
New York State Tollway Auth. Gen. Rev.
(Spl. Oblig.) (Cap. Appreciation)
Series A, 0% 1/1/05  BBB  8,500  5,472
New York State Thruway Auth. Hwy. & Bridge
Trust Fund:
 Ltd. Tax Series A, 5.50% 4/1/15
  (MBIA Insured)  Aaa  7,385  7,403
  Series A, 6.25% 4/1/04 (MBIA Insured)  Aaa  2,345  2,582
New York Urban Dev. Corp. Rev. Rfdg.:
(Sr. Lien) Ltd. Tax 5.50% 7/1/26  Aaa  10,000  9,925
 5.75% 4/1/11  Baa1  2,300  2,349
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
NEW YORK - CONTINUED
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.
(Sr. Lien) 5.10% 6/1/09 (MBIA Insured)  Aaa $ 3,000 $ 3,023
  277,119
NEW YORK & NEW JERSEY - 1.1%
Port Auth. New York & New Jersey:
(Delta Airlines, Inc. Proj.) Series 1R,
 6.95% 6/1/08  Baa3  17,000  18,297
 Consolidated 104 3rd Series,
 4.75% 1/15/26 (AMBAC Insured)  Aaa  2,210  1,972
  20,269
NORTH CAROLINA - 0.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:
 Series A, 6.25% 1/1/03  Baa1  2,000  2,105
  Series B, 7% 1/1/08  Baa1  6,815  7,582
  Series C:
  5.50% 1/1/07  Baa1  3,950  3,945
   7% 1/1/07  Baa1  3,000  3,341
  16,973
NORTH DAKOTA - 0.2%
Mercer County Poll. Cont. Rev. Rfdg. (Montana
Dakota Utils. Co. Proj.) 6.65% 6/1/22
(FGIC Insured)  Aaa  3,750  4,045
OHIO - 0.6%
Loveland City School Dist. Unltd. Tax
6.65% 12/1/15  A  3,500  3,811
Ohio State Bldg. Auth. (Workers Compensation
Bldg. A) 4.75% 4/1/14  A  3,500  3,203
Ohio Tpk. Commission Tpk. Rev. Series A,
5.70% 2/15/13 (MBIA Insured)  Aaa  2,750  2,825
Warren County Hosp. Facs. Rev. Rfdg. & Impt.
(Otterbein Home Proj.) 7.20% 7/1/11, LOC
Fifth Third Bancorp  Aa2  1,000  1,101
  10,940
OKLAHOMA - 0.1%
Grand River Dam Auth. Rev. Rfdg. 5.70% 6/1/05  A  1,000  1,061
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
OREGON - 0.3%
Oregon Health Hsg. Edl. & Cultural Facs. Auth.
Rev. Rfdg. (Lewis & Clark College):
 Series A, 6.125% 10/1/24 (MBIA Insured)  Aaa $ 1,000 $ 1,060
  6% 10/1/13 (MBIA Insured)  Aaa  1,750  1,846
Portland Swr. Sys. Rev. Rfdg. Series A,
5.25% 3/1/10  A1  2,000  2,018
  4,924
PENNSYLVANIA - 2.8%
Butler County Hosp. Auth. Rev. (North Hills
Passavant Hosp.) Series A, 6.80% 6/1/06
(FSA Insured)  Aaa  5,000  5,525
Cumberland County Muni. Auth. Rev.
(Carlisle Hosp.) 6.80% 11/15/23  Baa  4,600  4,646
Northumberland County Auth. Commonwealth
Lease Rev. (Cap. Appreciation)
0% 10/15/13 (MBIA Insured)  Aaa  11,830  4,673
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg.
Series 44C, 6.65% 10/1/21 (g)  Aa  10,000  10,474
Philadelphia Wtr. & Wastewtr. Rev.:
Rfdg. 5% 6/15/12 (FGIC Insured)  Aaa  3,000  2,869
 6.75% 8/1/04 (MBIA Insured)  Aaa  2,000  2,278
 6.75% 8/1/05 (MBIA Insured)  Aaa  1,500  1,719
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. Rfdg. 5.70% 7/1/01  Baa1  3,035  3,092
Philadelphia Muni. Auth. Rev. Rfdg. Lease
Series D, 6.125% 7/15/08  Baa  4,000  4,095
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys.
Rev. Rfdg. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  10,000  9,100
Wyoming Ind. Dev. Auth. Poll. Rfdg. (Proctor &
Gamble Paper Proj.) 5.55% 5/1/10  Aa2  4,300  4,483
  52,954
RHODE ISLAND - 0.2%
Rhode Island Depositors Econ. Protection Spl.
Oblig. Rfdg. Series A, 5.75% 8/1/12
(MBIA Insured)  Aaa  2,645  2,774
Rhode Island Hsg. & Mtg. Fin. Corp.
(Homeownership Opportunity) Series 3-A,
7.80% 10/1/10  Aa  1,000  1,051
  3,825
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
SOUTH CAROLINA - 1.1%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Rfdg.:
5.60% 1/1/09 (MBIA Insured)
 (Escrowed to Maturity) (h)  Aaa $ 2,295 $ 2,424
 5.60% 1/1/09 (MBIA Insured)  Aaa  2,945  3,074
 5.50% 1/1/10 (MBIA Insured)
 (Escrowed to Maturity) (h)  Aaa  1,135  1,175
 5.50% 1/1/10 (MBIA Insured)  Aaa  1,455  1,500
South Carolina Ed. Assistance Auth. Rev.
6.625% 9/1/06 (g)  Aa  4,000  4,240
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
6.25% 2/1/06 (MBIA Insured)  Aaa  3,665  4,036
 6.375% 7/1/21 (AMBAC Insured)  Aaa  3,750  3,961
  20,410
SOUTH DAKOTA - 0.4%
South Dakota Hsg. Dev. Auth. Series G,
4.25% 5/1/97  Aa1  5,000  5,008
Spearfish School Dist. #40-2 Unltd. Tax
(Lawrence County) 7.30% 7/1/11
(Pre-Refunded to 7/1/01 @102) (h)  A  1,500  1,699
  6,707
TENNESSEE - 0.4%
Metropolitan Nashville & Davidson County Health
& Ed. Facs. Board Rev. Rfdg. & Impt. (Meharry
Med. College) 5% 12/1/24 (AMBAC Insured)  Aaa  2,000  1,873
Shelby County Rfdg. Series A, 6.75% 4/1/04  Aa  3,000  3,390
Tennessee Gen. Oblig. Series A, 7% 3/1/03  Aaa  2,555  2,906
  8,169
TEXAS - 9.0%
Allen Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 2/15/04 (PSF Guaranteed)  Aaa  2,120  1,500
  0% 2/15/05 (PSF Guaranteed)  Aaa  2,120  1,418
Alliance Arpt. Auth. Spl. Facs. Rev. (American
Airlines, Inc. Proj.) 7.50% 12/1/29 (g)  Baa2  10,000  10,750
Austin Util. Sys. Rev. Rfdg. (Cap. Appreciation)
 Series A, 0% 11/15/01 (MBIA Insured)  Aaa  3,000  2,393
Cedar Hill Independent School Dist. Rfdg.
(Cap. Appreciation) Ltd. Tax 0% 8/15/09
(PSF Guaranteed)  Aaa  1,575  805
Corpus Christi Hsg. Fin. Corp. Single Family Mtg.
Rev. (Lomas & Nettleton Co.) Series A,
13.375% 6/1/13  AA-  10  11
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
TEXAS - CONTINUED
Cypress-Fairbanks Independent School Dist.
Unltd. Tax Rfdg. (Cap. Appreciation):
 Series A, 0% 2/15/12 (PSF Guaranteed)  Aaa $ 5,000 $ 2,175
  0% 2/1/04 (PSF Guaranteed)  Aaa  3,000  2,134
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (AMR Corp.) 7.50% 11/1/25 (g)  Baa2  21,500  23,085
Dallas-Fort Worth Reg'l. Arpt. Rev. Rfdg.
(Joint Dallas/Fort Worth Int'l. Arpt.)
6.50% 11/1/05 (FGIC Insured)  Aaa  2,295  2,573
Dallas Gen. Oblig. (Cap. Appreciation)
0% 2/15/03  Aaa  4,000  2,990
Dallas Hsg. Corp. Cap. Proj. Rev. Rfdg.
(Section 8 Assorted Projs.):
 7.70% 8/1/05  A  1,100  1,154
  7.85% 8/1/13  A  1,000  1,054
Dallas Independent School Dist. Unltd. Tax
Rfdg. (Cap. Appreciation) 0% 8/15/07
(PSF Guaranteed)  Aaa  2,300  1,343
Harris County Cultural & Ed. Facs. Fin. Corp.
Rev Rfdg. (Space Ctr. Houston Proj.):
 Series A, 9.25% 8/15/23  -  7,060  6,910
  Series B, 0% 8/15/23 (b)  -  17,860  4,912
Houston Elderly Hsg. Corp. Rev. (Low Income
Elderly Hsg.) (1st Lien):
 7.50% 7/1/16  -  420  433
  7.50% 7/1/18  -  405  417
Lower Colorado River Auth. Rev. Rfdg. (h):
 (Cap. Appreciation) 0% 1/1/09
  (MBIA Insured)  Aaa  2,000  1,068
  (Jr. Lien) 4th Supply 5.25% 1/1/15  Aaa  6,000  5,880
Lower Neches Valley Auth. Ind. Dev. Corp.
Envir. Rev. (Mobil Oil Refining Corp. Proj.)
6.35% 4/1/26 (g)  Aa2  9,500  9,974
Lower Neches Valley Auth. Ind. Dev. Corp. Swr.
Facs. Rev. (Mobil Oil Refining Corp. Proj.)
6.40% 3/1/30 (g)  Aa2  20,790  21,673
Port Arthur Hsg. Fin. Corp. Single Family Mtg.
Rev. Rfdg. 8.70% 3/1/12  A  845  915
Port Dev. Corp. Ind. Rev. Rfdg. (Cargill, Inc.
Proj.) 7.70% 3/1/07  Aa2  1,000  1,075
Round Rock Independent School Dist.:
Unltd. Tax 6.50% 8/1/04 (PSF Guaranteed)  Aaa  1,025  1,148
 Series A, 7.50% 8/1/03 (PSF Guaranteed)  Aaa  1,300  1,521
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
TEXAS - CONTINUED
San Antonio Elec. & Gas Rev.:
Rfdg.:
 (Cap. Appreciation) Series B,
  0% 2/1/08 (FGIC Insured)  Aaa $ 4,340 $ 2,419
  Series A, 5.75% 2/1/11  Aa1  17,000  17,360
  Series B, 6% 2/1/14  Aa1  2,500  2,553
 (Cap. Appreciation) 0% 2/1/05
 (AMBAC Insured)  Aaa  3,850  2,575
San Antonio Wtr. Rev. (Cap. Appreciation)
0% 5/1/12 (AMBAC Insured) (Pre-Refunded
to 5/1/00 @ 42.652) (h)  Aaa  5,500  2,021
Spring Branch Independent School Dist. Rfdg.
0% 2/1/06  Aaa  5,710  3,632
Tarrant County Wtr. Cont. & Impt. Rev. Rfdg.
(Dist.#1) 5% 3/1/09 (AMBAC Insured)  Aaa  1,750  1,717
Texarkana Health Facs. Dev. Corp. Hosp. Rev.
(Wadley Reg'l. Med. Ctr. Proj.) 7% 10/1/05
(MBIA Insured)  Aaa  1,750  1,908
Texas A&M Univ. Permament Univ. Fund
5.50% 7/1/04  Aaa  3,850  4,081
Texas Muni. Pwr. Agcy. Rev. Rfdg.
(Cap. Appreciation) 0% 9/1/05
(AMBAC Insured)  Aaa  13,000  8,483
Texas Gen. Oblig.:
Rfdg. (Veterans Land) 7.40% 12/1/20  Aa  2,500  2,784
 Series B, 5.25% 10/1/13  Aa  3,000  2,993
Texas Pub. Fin. Auth. Rfdg. (Cap. Appreciation)
Series A, 0% 10/1/01 (AMBAC Insured)  Aaa  7,000  5,644
  167,481
UTAH - 1.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Rfdg.:
 Series A, 6% 7/1/21 (AMBAC Insured) (i)  Aaa  15,305  15,611
  Series B, 5.75% 7/1/16 (MBIA Insured) (i)  Aaa  10,000  9,975
  Series G, 0% 7/1/12 (Pre-Refunded to
  1/1/03 @ 101) (b)(h)  Aaa  1,660  1,631
 Series A, 6.50% 7/1/08 (AMBAC Insured) (i)  Aaa  3,100  3,445
  30,662
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
VERMONT - 0.4%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev.
(Middlebury College Proj.) 5.375% 11/1/26  Aa3 $ 2,000 $ 1,937
Vermont Muni. Bond Bank (h):
Series B, 7.20% 12/1/20
 (Pre-Refunded to 12/1/99 @102)  A  3,000  3,304
 Series 1991-1, 6.875% 12/1/22
 (Pre-Refunded to 12/1/01 @102)  A  2,385  2,686
  7,927
VIRGINIA - 1.1%
Lynchburg Ind. Dev. Auth. Facs. 1st Mtg. Rev.
Rfdg. (Central Health, Inc.) 8.125% 1/1/16  A1  3,000  3,187
Peninsula Ports Auth. Hosp. Facs. Auth. Rev.
Rfdg. (Whittaker Mem. Proj.) 8.70% 8/1/23
(FHA Guaranteed)  Aa  1,500  1,565
Richmond Gen. Oblig. Rfdg. Series B,
5.50% 1/15/04 (FGIC Insured)  Aaa  1,725  1,824
Richmond Redev. & Hsg. Auth. Mtg. Rev.
(Multi-Family Hsg. Pinebrook Proj.)
9.25% 10/1/20 (GNMA Coll.)  AAA  750  772
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev.
Series A, 5.15% 7/1/20 (MBIA Insured)  Aaa  8,000  7,860
Virginia Beach Dev. Auth. Hosp. Facs. Rev.
(Virginia Beach Gen. Hosp. Proj.)
5.125% 2/15/18 (AMBAC Insured)  Aaa  2,800  2,702
Virginia Hsg. Dev. Auth. Multi-Family Hsg.
5.95% 5/1/09 (g)  Aa1  1,890  1,930
Virginia Resources Auth. Wtr. & Swr. Sys. Rev.
Series A, 7.70% 11/1/10  Aa  180  196
  20,036
WASHINGTON - 3.8%
Snohomish County (School Dist. # 201)
6.75% 12/1/06 (AMBAC Insured)  Aaa  2,405  2,739
Washington Gen. Oblig.:
Series C, 6.50% 7/1/03  Aa  1,000  1,111
 6% 7/1/04  Aa  2,000  2,173
Washington Motor Vehicle Fuel Tax Series B,
7% 9/1/05  Aa  2,655  3,083
Washington Pub. Pwr. Supply Sys. Nuclear
Proj. #2 Rev. Rfdg.:
 Series C, 0% 7/1/05  Aa1  16,080  10,231
  7.07% 7/1/10 (FGIC Insured) (d)  Aaa  7,500  7,481
  5.40% 7/1/12   Aa1  23,950  23,082
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
WASHINGTON - CONTINUED
Washington Pub. Pwr. Supply Sys. Nuclear
Proj. #3 Rev. Rfdg.:
 Series B, 7.375% 7/1/04  Aa1 $ 1,000 $ 1,100
  5.40% 7/1/12   Aa1  21,000  19,871
  70,871
WYOMING - 0.8%
Natrona County Hosp. Rev. (Wyoming Med.
Ctr. Proj.) 8.125% 9/15/10  Baa1  4,500  4,887
Sweetwater County Poll. Cont. Rev. Rfdg. (Idaho
Pwr. Co. Proj.) Series A, 6.05% 7/15/26  A3  3,200  3,296
Wyoming Farm Loan Board Cap. Facs. Rev. (h):
0% 10/1/04 (Escrowed to Maturity)  AA-  3,995  2,752
 0% 10/1/05 (Escrowed to Maturity)  AA-  3,995  2,592
 0% 10/1/06 (Escrowed to Maturity)  AA-  3,695  2,291
  15,818
TOTAL MUNICIPAL BONDS (Cost $1,706,730)   1,765,370
MUNICIPAL NOTES (C) - 4.9%
ALASKA - 0.1%
Valdez Marine Term. Rev. Rfdg. (ARCO Trans.
Proj.) Ltd. Tax Series 1994 A, 3.70%,
tender 1/7/97  VMIG 1  1,600  1,600
ARIZONA - 0.1%
Glendale Ind. Dev. Auth. Ind. Dev. Rev. (Superior
Bedding Co. Proj.) Series 1994, 3.65%, LOC
Harris Trust & Savings Bank, VRDN (g)  A-1+  900  900
Pima County Ind. Dev. Auth. Rev. (Tucson Elec. Pwr.
Co. Proj.) Series 1990 A, 3.60%, LOC Bankers
Trust Co.,VRDN (g)  VMIG 1  300  300
  1,200
ARKANSAS - 0.0%
Miller County Solid Waste Disp. Rev. (Tyson
Foods, Inc. Proj.) Series 1996, 3.65%, LOC
Commerzbank, VRDN (g)  VMIG 1  1,000  1,000
CALIFORNIA - 1.1%
California Gen. Oblig. RAN Series 1996-97,
4.50% 6/30/97  MIG 1  5,600  5,630
Fresno County Unltd. Tax TRAN 4.75% 9/29/97  SP-1+  5,500  5,549
MUNICIPAL NOTES (C) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Kern County Gen. Oblig. TRAN 4.50% 10/2/97  SP-1+ $ 5,000 $ 5,036
Los Angeles Unified School Dist. Tax & Rev. TRAN
Series B, 4.50% 9/30/97  MIG 1  5,000  5,034
  21,249
FLORIDA - 0.2%
Florida Hsg. Fin. Agcy. Multi-Family Hsg.
Rev. Rfdg. (Brandon-Oxford) Series 90C,
3.80%, VRDN  A-1  4,000  4,000
ILLINOIS - 0.5%
Chicago O'Hare Int'l. Arpt. Rev. Gen. Arpt.
(2nd Lien) Series 1988-A, 3.60%, LOC
Bayerische Landesbank Girozent, VRDN (g)  VMIG 1  500  500
Illinois Dev. Fin. Auth. Rev. (Chicago Symphony
Proj.) Series 96, 3.55%, LOC Bank of America,
Illinois, VRDN  VMIG 1  6,000  6,000
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev.
Rfdg. (Garden Glen Apts.) Series 93,
3.90%, VRDN  A-1  2,800  2,800
  9,300
LOUISIANA - 0.1%
Lincoln Parish Exempt Facs. Resource Recovery Rev.
(Willamette Industries, Inc. Proj.) Series 1996,
3.70%, LOC Deutsche Bank, VRDN (g)  VMIG 1  1,000  1,000
MICHIGAN - 0.2%
Michigan Higher Ed. Student Loan Auth. Rev.,
Series XII-D, 3.55% (AMBAC Insured)
BPA Kredict Bank, VRDN (g)  VMIG 1  2,000  2,000
Michigan Strategic Fund Poll. Cont. Rev. (Dow
Chemical Co. Proj.) Series 1988, 3.60%,
tender 12/5/96 (g)  P-1  1,000  1,000
  3,000
NEVADA - 0.1%
Nevada Hsg. Division Multi-Unit Hsg. (Pecos
Owens Court Apart. Proj.) Series 1996,
3.65%, LOC Heller Financial, Inc.,
Commerzbank, VRDN (g)  A-1+  1,000  1,000
NEW YORK - 0.1%
Erie County Ind. Dev. Auth. Ind. Dev. Rev.
(The Holling Press, Inc.) Series 1989 F,
3.90%, LOC Marine Midland Bank,
VRDN (g)  -  1,040  1,040
MUNICIPAL NOTES (C) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
OHIO - 0.1%
Ohio Air Quality Dev. Auth. Rev. (JMG Fdg.
Ltd. Partnership) Series 1994-A, 3.55%,
LOC Societe Generale, VRDN (g)  VMIG 1 $ 2,500 $ 2,500
PENNSYLVANIA - 0.3%
Carbon County Ind. Dev. Auth. Resource
Recovery Rev. (Panther Creek Partners Proj.)
Series 90-A, 3.65%, tender 2/20/97, LOC
Nat'l. Westminster Bank PLC (g)  P-1  2,500  2,501
Northumberland County Ind. Dev. Auth Rev.
(Foster Wheeler Carmel Proj.) Series 87A
3.60%, LOC Union Bank of Switzerland,
VRDN (g)  VMIG 1  285  285
Pennsylvania Higher Ed. Assistance Agcy.
Student Loan Rev. Series 1988 A, 3.60%,
Student Loan Marketing Assoc., VRDN (g)  VMIG 1  1,000  1,000
Venango Ind. Dev. Auth. Resource Recovery Rev.
(Scrubgrass Proj.) Series 1990-B, 3.60%, tender
1/27/97, LOC Nat'l. Westminster
Bank PLC (g)  P-1  2,200  2,200
  5,986
SOUTH CAROLINA - 0.2%
York County Poll. Cont. Rev. (Coop Fin. Corp.
Elec. Proj.) Series 1984 N-3, 3.80%, tender
3/15/97 (g)  A-1+  3,000  3,000
TENNESSEE - 0.5%
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev.
Series 1995, 3.55%, LOC Nationsbank South,
VRDN   A-1  2,000  2,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. (g):
Series 1996-A, 3.70%, LOC Fuji Bank Int'l.,
 Inc., First Union Nat'l. Bank, VRDN   VMIG 1  1,000  1,000
 Series 1996-B2, 3.70%, LOC Fuji Bank Int'l.,
 Inc., First Union Nat'l. Bank, VRDN   VMIG 1  7,300  7,300
  10,300
TEXAS - 0.7%
Brazos River Hbr. Navigation Dist. of Brazoria
County (Dow Chemical Co. Proj.) Series 1988,
3.65%, tender 12/12/96 (g)  P-1  5,000  5,000
Denton Util. Sys. Rev. Rfdg. Series SGA-32,
3.75%, Liquidity Facility Societe Generale
France, VRDN (j)  A-1  1,000  1,000
MUNICIPAL NOTES (C) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E) AMOUNT (000S) (000S)
TEXAS - CONTINUED
Gulf Coast Waste Disp. Auth. Solid Waste
Disp. Rev. (AMOCO Oil Co. Proj.)
Series 1991, 3.75%, tender 4/1/97 (g)  VMIG 1 $ 2,300 $ 2,301
Texas Gen. Oblig. TRAN Series 1996,
4.75% 8/29/97  MIG 1  5,100  5,145
  13,446
UTAH - 0.1%
Salt Lake City Arpt. Rev. Series 96-A, 3.70%,
LOC Union Bank of Switzerland, VRDN (g)  VMIG 1  1,000  1,000
WEST VIRGINIA - 0.4%
Grant County Poll. Cont. Rev. (Virginia Elec. &
Pwr. Co. Proj.) Series 1994, 3.80%, tender
3/10/97  VMIG 1  3,600  3,602
Marion County Commission Solid Waste Disp.
(Grant Town Cogen Proj.):
 Series 1990 A, 3.75%, LOC Nat'l.
  Westminster Bank PLC, VRDN (g)  VMIG 1  900  900
  Series 1990-B, 3.60%, LOC Nat'l.
  Westminster Bank PLC, VRDN (g)  VMIG 1  3,000  3,000
  7,502
MULTIPLE STATES- 0.1%
Clipper Tax-Exempt Trust Ctfs. of Prtn. Series 1995-1
Class A, 3.75%, Liquidity Facility State
Street Bank & Trust Co., Boston (g)(j)  MIG 1  2,568  2,568
TOTAL MUNICIPAL NOTES
(Cost $90,617)   90,691
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $1,797,347)  $ 1,856,061
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
415 U.S. Treasury Bonds Futures Contracts   December, 1996 $ 48,231 $ (431)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%
SECURITY TYPE ABBREVIATIONS
RAN - Revenue Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
(e) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(f) Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,600,000.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collaterized by an amount sufficient to pay interest and principal.
(i) Security purchased on a delayed delivery basis. (see Note 2 of Notes to Financial Statements).
(j) Restricted securities-Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000)
Clipper Tax-Exempt Trust
Ctfs. of Prtn. Series 1995-1
Class A, 3.75%, Liquidity Facility
State Street Bank &
Trust Co., Boston  1/31/96 $ 2,568
Denton Util. Sys. Rev. Rfdg.
Series SGA-32, 3.75%,
Liquidity Facility Societe
Generale France, VRDN 8/21/96 $ 1,000
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 70.3% AAA, AA, A 74.4%
Baa 15.8% BBB  11.7%
Ba 0.0% BB  3.4%
B 0.0% B  0.3%
Caa 0.4% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.4%
The percentage not rated by both S&P and Moody's amounted to 1.8%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows (unaudited):
General Obligation  25.8%
Electric Revenue  13.8
Special Tax  9.9
Health Care  9.8
Transportation  8.5
Industrial Development  8.1
Education   5.1
Others (individually less than 5%)   19.0
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $1,797,597,000 Net unrealized appreciation aggregated $58,464,000, of which $92,179,000 related to appreciated investment securities and $33,715,000 related to depreciated investment securities.
The fund hereby designates approximately $479,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1996, the fund was required to defer approximately $11,584,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (cost $1,797,347) -                        $ 1,856,061
See accompanying schedule

Receivable for investments sold                                                15,123

Interest receivable                                                            26,432

 TOTAL ASSETS                                                                  1,897,616

LIABILITIES

Payable to custodian bank                                           $ 136

Payable for investments purchased                                    17,746
Regular delivery

 Delayed delivery                                                    36,086

Payable for fund shares redeemed                                     3,365

Distributions payable                                                1,610

Accrued management fee                                               597

Payable for daily variation on futures contracts                     376

Other payables and accrued expenses                                  333

 TOTAL LIABILITIES                                                             60,249

NET ASSETS                                                                    $ 1,837,367

Net Assets consist of:

Paid in capital                                                               $ 1,782,343

Undistributed net investment income                                            3,691

Accumulated undistributed net realized gain (loss)                             (6,950)
on investments

Net unrealized appreciation (depreciation) on                                  58,283
investments

NET ASSETS, for 147,826 shares outstanding                                    $ 1,837,367

NET ASSET VALUE, offering price and redemption price per                       $12.43
share ($1,837,367 (divided by) 147,826 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                       $ 105,278

EXPENSES

Management fee                                             $ 7,090

Transfer agent, accounting and custodian fees and           2,782
expenses

Non-interested trustees' compensation                       7

Registration fees                                           39

Audit                                                       60

Legal                                                       7

Miscellaneous                                               19

 Total expenses before reductions                           10,004

 Expense reductions                                         (26)       9,978

NET INTEREST INCOME                                                    95,300

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      7,019

 Futures contracts                                          (1,783)    5,236

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      12,180

 Futures contracts                                          1,698      13,878

NET GAIN (LOSS)                                                        19,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 114,414
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 95,300       $ 100,849
Net interest income

 Net realized gain (loss)                                  5,236          7,565

 Change in net unrealized appreciation (depreciation)      13,878         181,819

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           114,414        290,233
FROM OPERATIONS

Distributions to shareholders                              (91,609)       (100,849)
From net interest income

 From net realized gain                                    (581)          -

 TOTAL DISTRIBUTIONS                                       (92,190)       (100,849)

Share transactions                                         392,501        712,326
Net proceeds from sales of shares

 Reinvestment of distributions                             67,659         72,092

 Cost of shares redeemed                                   (446,159)      (865,693)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           14,001         (81,275)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  36,225         108,109

NET ASSETS

 Beginning of period                                       1,801,142      1,693,033

 End of period (including undistributed net investment    $ 1,837,367    $ 1,801,142
income of $3,691 and $0, respectively)

OTHER INFORMATION
Shares

 Sold                                                      32,502         60,596

 Issued in reinvestment of distributions                   5,558          6,087

 Redeemed                                                  (36,692)       (73,582)

 Net increase (decrease)                                   1,368          (6,899)


FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 A   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning         $ 12.300   $ 11.040   $ 13.230   $ 12.720   $ 12.690
of period

Income from Investment              .648 B     .677       .755       .764       .811
Operations
Net interest income

 Net realized and unrealized        .109       1.260      (1.690)    .700       .190
 gain (loss)

 Total from investment              .757       1.937      (.935)     1.464      1.001
operations

Less Distributions

 From net interest income           (.623)     (.677)     (.755)     (.764)     (.811)

 From net realized gain             (.004)     -          (.500)     (.190)     (.160)

 Total distributions                (.627)     (.677)     (1.255)    (.954)     (.971)

Net asset value, end of period     $ 12.430   $ 12.300   $ 11.040   $ 13.230   $ 12.720

TOTAL RETURN                        6.39%      17.95%     (7.74)     11.92%     8.21%
                                                         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 1,837    $ 1,801    $ 1,693    $ 2,128    $ 2,075
(in millions)

Ratio of expenses to average        .56%       .57%       .56%       .56%       .57%
net assets

Ratio of net interest income to     5.32%      5.69%      6.21%      5.85%      6.40%
average net assets

Portfolio turnover rate             53%        50%        48%        53%        47%


A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
B SEE "DISTRIBUTIONS TO SHAREHOLDERS" SECTION OF NOTE 1 OF NOTES TO FINANCIAL STATEMENTS.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Municipal Income Fund (the fund) (formerly Fidelity High Yield Tax-Free Portfolio) is a fund of Fidelity Court Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity High Yield Tax-Free Portfolio to Fidelity High Yield Tax-Free Fund. On March 14, 1996, the Board of Trustees approved a change in the fund's name from Fidelity High Yield Tax-Free Fund to Fidelity Municipal Income Fund. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to wash sales and futures.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
During the period, the fund received payments from the trustees for Michigan Health Care Corporation, a Detroit hospital system that filed for bankruptcy in the spring of 1995. These amounts, which were recorded as income for book purposes, remain undistributed to shareholders as of period end pending determination by the bankruptcy courts as to their classification for income tax purposes.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES - CONTINUED
securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, securities (excluding 144A issues) amounted to $3,568,000 or .2% if net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $967,649,000 and $919,649,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $176,652,000 and $186,537,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $1,000 for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING
FEES - CONTINUED
The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $2,145,000 and $535,000, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $17,000 and $9,000, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and the Shareholders of Fidelity Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust: Fidelity Municipal Income Fund (formerly Fidelity High Yield Tax-Free Portfolio), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust: Fidelity Municipal Income Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Municipal Income Fund (formerly Fidelity High Yield Tax-Free Portfolio) voted to pay on December 30, 1996, to shareholders of record at the opening of business on December 27, 1996, a distribution of $.03 per share derived from capital gains realized from sales of portfolio securities.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 12.46% of the fund's income dividends was subject to the federal alternative minimum tax.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David Murphy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Co., Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Municipal Income
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
New York Insured Municipal Income
New York Municipal Income
Ohio Municipal Income
Spartan(registered trademark) Aggressive Municipal
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate Municipal
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE